Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ 213	$ (396)		$ 495	$ (468)
Realized Foreign Exchange (Gain) Loss	(1)	(14)		(6)	(18)
Total	212	(410)	[1]	489	(486)	[1]
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	210	(279)		477	(335)
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ 3	$ (117)		$ 18	$ (133)

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.